Provisions	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Provisions
15.
Provisions

	2023	2022
(in $ millions)	$	$
Site restoration	25	24
Legal	32	32
	57	56

	2023	2022
(in $ millions)	$	$
Non-current	18	18
Current	39	38
	57	56

i)
Site restoration

	2023	2022
(in $ millions)	$	$
Balance at January 1	24	21
Provisions made during the year	1	2
Provisions reversed during the year	*	(1)
Effect of movements in exchange rates	*	2
Balance at December 31	25	24

The provisions relate to the cost of dismantling and removing assets and restoring the premises to its original condition as stipulated in the lease agreements.

ii)
Legal

	2023	2022
(in $ millions)	$	$
Balance at January 1	32	32
Provisions made during the year	*	*
Provisions reversed during the year	*	*
Effect of movements in exchange rates	*	*
Balance at December 31	32	32

* Amounts less than $1 million

The balance primarily includes a provision in relation to a legal claim filed by the competition authority in Malaysia in consideration of the Group’s position of market strength in the Mobility segment. The outcome of this legal claim is not expected to give rise to any significant loss beyond the amount of provision as at December 31, 2023.